ProShares Trust
7272 Wisconsin Ave, 21st Floor
Bethesda, Maryland 20814
March 14, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust - File Nos.: 333-89822; 811-21114 Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information for the ProShares Trust (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 298 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on March 14, 2024 (Accession No. 0001683863-24-001407).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
Senior Director, Counsel
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